Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income/(loss)	$ 13,392	$ (12,338)	$ (6,900)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	6,100	4,898	4,418
Amortization and write-off of special survey costs	384	406	253
Allowance for credit losses	118	11
Amortization and write-off of financing costs	303	247	328
Loss from debt extinguishment	34	541
(Gain) / loss from financial derivative instrument	(555)		1
Loss on vessel held for sale		2,389
Gain on sale of vessel, net			(7)
Issuance of common stock under the promissory note		55	169
Changes in assets and liabilities:
Inventories	(344)	(886)	(180)
Due from related parties	(2,940)	6,276	(9,157)
Trade accounts receivable, net	(8,871)	(1,064)	571
Prepayments and other assets	(18)	(53)	239
Insurance claim receivable	(608)
Special survey cost	(519)		(1,068)
Trade accounts payable	(227)	(618)	(939)
Hire collected in advance	2,133	(726)	(689)
Accrued and other liabilities	(108)	(34)	(69)
Net cash provided by / (used in) operating activities	8,274	(896)	(13,030)
Cash flow from investing activities:
Proceeds from the sale of vessel, net	8,509		13,197
Payments for vessel acquisition	(2,995)	(43,005)
Ballast water treatment system installation	(561)	(175)	(542)
Vessel additions		(14)	(25)
Net cash provided by / (used in) investing activities	4,953	(43,194)	12,630
Cash flows from financing activities:
Proceeds from long-term debt		59,500	15,250
Repayment of long-term debt	(12,030)	(35,980)	(19,909)
Gross proceeds from issuance of common stock		25,000
Common stock offering costs		(1,899)	(57)
Gross proceeds from the issuance of Series A Convertible Preferred units		6,170	4,571
Preferred shares offering costs		(548)	(260)
Proceeds from exercise of warrants into common shares		202
Repayment of promissory note		(1,000)
Financial derivative instrument	10	(74)
Payment of financing costs	(20)	(907)	(265)
Preferred stock dividends paid	(871)	(537)	(69)
Fractional shares paid	(1)
Net cash (used in) / provided by financing activities	(12,912)	49,927	(739)
Net (decrease) / increase in cash and cash equivalents and restricted cash	315	5,837	(1,139)
Cash and cash equivalents and restricted cash at the beginning of the period	9,874	4,037	5,176
Cash and cash equivalents and restricted cash at the end of the period	10,189	9,874	4,037
SUPPLEMENTAL INFORMATION:
Cash paid for interest	3,912	2,929	4,432
Non-cash financing activities – issuance of common stock under the promissory note		1,055	226
Non-cash financing activities – Promissory Note increase financing acquisition of vessel “Pyxis Lamda”		3,000
Non-cash financing activities – issuance of common stock financing acquisition of vessel “Pyxis Lamda”		2,172
Unpaid portion for common stock offering costs and issuance of preferred shares		77	35
Unpaid portion of financing costs		412
Unpaid portion of vessel additions		15
Unpaid portion of Ballast water treatment system installation		16	174
Unpaid portion of acquisition of vessel “Pyxis Lamda”		$ 2,995